Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	58,618,411
Proposed Maximum Offering Price per Unit	2.85
Maximum Aggregate Offering Price	$ 167,062,471.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,071.33
Offering Note	This Registration Statement registers 58,618,411 shares of Class A common stock, par value $0.01 per share ("Class A Common Stock"), for resale by certain selling stockholders (the "Selling Stockholders") identified in the Registration Statement and related prospectus. There is also being registered such indeterminate number of shares of Class A common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low price of the Registrant's Class A common stock on March 10, 2026, as reported on the Nasdaq Global Select Market.